787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

May 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds II
Post-Effective Amendment No. 206 under the Securities Act of 1933 and Amendment No. 208 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 206 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the BlackRock Secured Credit Portfolio, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to (i) make certain changes to the Fund’s investment process, investment strategies and investment risks and (ii) reflect the addition of two sub-advisers to the Fund and certain changes to the Fund’s portfolio management team, as noted in a Supplement to the Fund’s Prospectus filed on April 27, 2016. In addition, we note that the Fund will be renamed the BlackRock Credit Strategies Income Fund.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie Bonner

Bissie Bonner

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock, Inc.
Gladys Chang, Esq., BlackRock, Inc.
Laura Ingle, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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